Organization and Business (Details) - Schedule of anti-dilutive unvested restricted units, as well as the anti-dilutive effects - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of anti-dilutive unvested restricted units, as well as the anti-dilutive effects [Abstract]
Warrants	53,209,000	50,792,000
Options	2,024,000	2,302,000
Restricted stock units	484,000	504,000
Preferred units	84,700,000	84,700,000